Income tax recovery and deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Income tax recovery and deferred tax assets and liabilities
Schedule of reconciliation of expected to the actual income tax recovery

	December 31,	December 31,	December 31,
	2019	2018	2017
Loss before tax	$(30,847,110)	$(10,039,812)	$(11,366,372)
Statutory tax rate	27%	27%	26%
Expected income tax recovery at the statutory tax rate	(8,328,720)	(2,710,749)	(2,955,257)
Lower rate on foreign subsidiaries	18,451	—	—
Change in estimates	187,481	—	—
Non-deductible items	2,543,667	(1,209,207)	279,703
Share issue costs and other	(373,412)	(969,673)	256,445
Effect of change in tax rate	—	—	(149,561)
SR&ED expenditures	—	—	183,351
Temporary differences not recognized	5,847,734	4,887,962	2,385,319
Income tax recovery	$(104,799)	$(1,667)	$—

Schedule of deductible (taxable) temporary differences

	December 31,	December 31,	December 31,
	2019	2018	2017
Non-capital loss carry-forwards	$46,462,417	$25,284,214	$11,436,565
Plant and equipment	440,214	330,963	141,271
Share issue costs	4,869,721	4,969,038	1,983,154
SR&ED expenditures	3,150,863	2,331,495	1,397,672
ROU assets	(1,396,674)	—	—
Lease liabilities	1,463,675	—	—
Other	(350,473)	(411,487)	(558,000)
	54,639,743	32,504,223	14,400,662
Deferred tax assets not recognized	(54,798,464)	(33,059,017)	(14,955,454)
Deferred tax liability	(158,721)	(554,794)	(554,794)

Deferred tax liability (tax effected at 27%)	$(42,855)	$(149,794)	$(149,794)